Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 249	$ 234
Environmental provisions	22	21
Stock-based compensation liability	19	26
Deferred credits and other	211	309
Total other liabilities and deferred credits	$ 501	$ 590